Operating Expenses Before Credit Impairment Charges, Provisions and Charges - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) employee	Dec. 31, 2021 GBP (£) employee	Dec. 31, 2020 GBP (£) employee
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Average number of full-time equivalent staff | employee	18,273	19,844	22,139
Property, plant and equipment	£ 1,526	£ 1,555
Expense relating to short-term leases	21	23	£ 10
Right-of-use assets
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Property, plant and equipment	115	119
Depreciation for lease assets	19	20	59
Operating lease assets	115	119	103
Accumulated depreciation
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Property, plant and equipment	(1,271)	(1,932)	(2,275)
Impairment during the year	(10)	(97)
Accumulated depreciation | Right-of-use assets
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Property, plant and equipment	(157)	(139)	(119)
Impairment during the year	0	(23)
Accumulated depreciation | Branch and head office site closures
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Impairment during the year	10	88	0
Operating lease assets
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Depreciation, property, plant and equipment	73	81	92
Property, plant and equipment	£ 577	£ 595	£ 542